Fort Pitt Capital Total Return Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS — 98.88% Shares Fair Value
Communications — 6.50%
Alphabet, Inc., Class A 11,972 $ 4,046,536
Consumer Discretionary — 6.72%
Amazon.com, Inc.
(a)
6,921 1,656,195
Builders FirstSource , Inc.
(a)
7,400 846,560
Lowe's Companies, Inc. 6,293 1,680,609
4,183,364
Consumer Staples — 1.99%
PepsiCo, Inc. 8,056 1,237,643
Financials — 22.13%
Apollo Asset Management, Inc., Class A 22,460 3,021,768
Arthur J. Gallagher & Co. 10,688 2,665,267
Blackstone, Inc., Class A 12,754 1,816,425
Intercontinental Exchange, Inc. 11,678 2,029,403
PNC Financial Services Group, Inc. (The) 10,288 2,297,310
Visa, Inc., Class A 6,046 1,945,784
13,775,957
Health Care — 9.26%
Abbott Laboratories 21,169 2,313,772
Danaher Corp. 6,288 1,376,380
Thermo Fisher Scientific, Inc. 3,591 2,077,789
5,767,941
Industrials — 18.45%
Deere & Co. 2,035 1,074,480
GXO Logistics, Inc.
(a)
35,300 1,997,627
Keysight Technologies, Inc.
(a)
12,297 2,660,210
Parker-Hannifin Corp. 4,055 3,794,831
RTX Corp. 9,741 1,957,259
11,484,407
Materials — 2.34%
Carlisle Companies, Inc. 4,271 1,455,941
Technology — 31.49%
Accenture PLC, Class A 6,240 1,645,114
Advanced Micro Devices, Inc.
(a)
16,325 3,864,617
Apple, Inc. 4,021 1,043,369
Broadcom, Inc. 10,508 3,481,300
Lam Research Corp. 18,715 4,369,204
Microsoft Corp. 8,833 3,800,752
Zebra Technologies Corp., Class A
(a)
5,995 1,408,705
19,613,061
Total Common Stocks (Cost $29,413,818) 61,564,850

Fort Pitt Capital Total Return Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
MONEY MARKET FUNDS — 1.11% Shares Fair Value
Invesco Government & Agency Portfolio, Institutional Class, 3.66%
(b)
689,157 $ 689,157
Total Money Market Funds (Cost $689,157) 689,157
Total Investments — 99.99%
    (Cost $30,102,975) 62,254,007
Other Assets in Excess of Liabilities — 0.01% 5,034
NET ASSETS — 100.00% $ 62,259,041
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.